RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Due from Related Parties	$ 34,142	$ 28,012
China Techenergy [Member]
Related Party Transaction [Line Items]
Due from Related Parties	28,778	22,579
Shenhua Information [Member]
Related Party Transaction [Line Items]
Due from Related Parties	3,267	2,995
Hollysys Machine [Member]
Related Party Transaction [Line Items]
Due from Related Parties	965	1,367
Heilongjiang Ruixing [Member]
Related Party Transaction [Line Items]
Due from Related Parties	1,049	1,071
Beijing IPE [Member]
Related Party Transaction [Line Items]
Due from Related Parties	2	0
Hollycon [Member]
Related Party Transaction [Line Items]
Due from Related Parties	79	0
Shenzhen HollySys [Member]
Related Party Transaction [Line Items]
Due from Related Parties	$ 2	$ 0